PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 93.6% of Net Assets
	Australia – 2.0%
26,199	Brambles Ltd.	$169,344
72,076	Stockland	110,832

		280,176

	Belgium – 4.1%
9,100	KBC Group NV	412,914
4,788	Umicore S.A.	165,144

		578,058

	Denmark – 16.5%
4,297	Chr. Hansen Holding A/S	317,087
2,373	Coloplast A/S, Series B	344,148
9,863	Novo Nordisk A/S, Class B	588,979
6,280	Orsted A/S, 144A	614,797
5,923	Vestas Wind Systems A/S	481,929

		2,346,940

	France – 15.0%
1,740	Air Liquide S.A.	222,107
18,102	Credit Agricole S.A.	128,088
6,203	Danone S.A.	396,981
1,649	Dassault Systemes SE	240,739
2,492	EssilorLuxottica S.A.	263,840
848	L’Oreal S.A.	219,471
1,904	Orpea	197,702
14,669	Suez	149,028
9,644	Valeo S.A.	156,963
2,700	Worldline S.A., 144A(a)	159,357

		2,134,276

	Germany – 7.9%
1,409	Allianz SE, (Registered)	239,949
3,986	Fresenius SE & Co. KGaA	148,410
4,402	SAP SE	491,474
2,567	Symrise AG	237,470

		1,117,303

	Hong Kong – 3.9%
62,000	AIA Group Ltd.	555,187

	Ireland – 3.8%
6,140	Kingspan Group PLC	331,096
7,311	Smurfit Kappa Group PLC	207,108

		538,204

	Japan – 13.6%
3,400	Kao Corp.	276,992
26,900	Kubota Corp.	342,142
17,500	Sekisui House Ltd.	288,610

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
800	Shimano, Inc.	$114,091
9,000	Takeda Pharmaceutical Co. Ltd.	274,033
11,400	Terumo Corp.	390,579
3,600	West Japan Railway Co.	246,222

		1,932,669

	Netherlands – 7.0%
644	Adyen NV, 144A(a)	547,332
1,702	ASML Holding NV	448,672

		996,004

	Norway – 0.7%
6,695	Telenor ASA	97,852

	Switzerland – 1.5%
507	Geberit AG, (Registered)	222,157

	Taiwan – 3.7%
11,090	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	529,991

	United Kingdom – 13.9%
4,229	Croda International PLC	223,112
15,106	Halma PLC	354,780
5,442	Johnson Matthey PLC	119,909
25,124	Land Securities Group PLC	173,253
155,379	Legal & General Group PLC	367,114
21,761	Prudential PLC	272,662
1,644	Spirax-Sarco Engineering PLC	165,046
5,990	Unilever NV	294,416

		1,970,292

	Total Common Stocks (Identified Cost $13,823,668)	13,299,109

Principal Amount
Short-Term Investments – 1.2%
$164,190	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $164,190 on 4/01/2020 collateralized by $160,000 U.S.Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $168,318 including accrued interest(b) (Identified Cost $164,190)	164,190

	Total Investments – 94.8% (Identified Cost $13,987,858)	13,463,299
	Other assets less liabilities – 5.2%	743,951

	Net Assets – 100.0%	$14,207,250

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$12,221,786	86.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $1,321,486 or 9.3% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$280,176	$—	$280,176
Belgium	—	578,058	—	578,058
Denmark	—	2,346,940	—	2,346,940
France	—	2,134,276	—	2,134,276
Germany	—	1,117,303	—	1,117,303
Hong Kong	—	555,187	—	555,187
Ireland	—	538,204	—	538,204
Japan	—	1,932,669	—	1,932,669
Netherlands	547,332	448,672	—	996,004
Norway	—	97,852	—	97,852
Switzerland	—	222,157	—	222,157
Taiwan	529,991	—	—	529,991
United Kingdom	—	1,970,292	—	1,970,292

Total Common Stocks	1,077,323	12,221,786	—	13,299,109

Short-Term Investments	—	164,190	—	164,190

Total	$1,077,323	$12,385,976	$—	$13,463,299

Industry Summary at March 31, 2020 (Unaudited)

Insurance	10.1%
Chemicals	9.1
Semiconductors & Semiconductor Equipment	6.9
Pharmaceuticals	6.1
Personal Products	5.6
Health Care Equipment & Supplies	5.2
Software	5.2
IT Services	4.9
Electric Utilities	4.3
Building Products	3.8
Banks	3.8
Machinery	3.6
Electrical Equipment	3.4
Food Products	2.8
Electronic Equipment, Instruments & Components	2.5
Health Care Providers & Services	2.4
Household Durables	2.0
Other Investments, less than 2% each	11.9
Short-Term Investments	1.2

Total Investments	94.8
Other assets less liabilities	5.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2020 (Unaudited)

Euro	39.9%
Danish Krone	16.5
Japanese Yen	13.6
British Pound	11.8
United States Dollar	4.9
Hong Kong Dollar	3.9
Australian Dollar	2.0
Other, less than 2% each	2.2

Total Investments	94.8
Other assets less liabilities	5.2

Net Assets	100.0%